Filed with the Securities and Exchange Commission on March 19, 2015
1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 29	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 29	[X]

Alpine Income Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Address of Principal Executive Offices)

1-888-785-5578
(Registrant's Telephone Number, Including Area Code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 28 filed February 27, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Alpine Income Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York on the 19th day of March, 2015.

ALPINE INCOME TRUST

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on March 19, 2015.

Signature	TITLE

/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber	(Principal Executive Officer)

Eleanor T.M. Hoagland**	Trustee
Eleanor T.M. Hoagland

H. Guy Leibler*	Trustee
H. Guy Leibler

Jeffrey Wacksman*	Trustee
Jeffrey Wacksman

James A. Jacobson*	Trustee
James A. Jacobson

*By:	/s/ Samuel A. Lieber
Samuel A. Lieber
Attorney-in-Fact pursuant to
Power of Attorney

*
Attorney-in-Fact pursuant to Power of Attorney dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

**
Attorney-in-Fact pursuant to Power of Attorney dated December 19, 2012, previously filed with the Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A on December 27, 2012 and is incorporated by reference.

ALPINE INCOME TRUST

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase